Label	Element	Value
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $0.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.70%
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $199.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $209.60 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $179.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)